SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION - Liabilities Arising From Financing Activities (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 16,320
Changes in liabilities arising from financing activities [abstract]
Issue of long-term debt	6,622
Settlement of hedge instruments, net	124
Non-cash changes	(747)
Liabilities arising from financing activities, ending balance	22,319
Cash flow hedges on US dollar debt securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(485)
Changes in liabilities arising from financing activities [abstract]
Settlement of hedge instruments, net	124
Non-cash changes	222
Liabilities arising from financing activities, ending balance	(139)
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	16,805
Changes in liabilities arising from financing activities [abstract]
Issue of long-term debt	6,622
Non-cash changes	(969)
Liabilities arising from financing activities, ending balance	$ 22,458